Fair Value, Assets and Liabilities Measured on a Recurring Basis Level 3 Valuation Techniques and Significant Unobservable Inputs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / loan	Dec. 31, 2015 USD ($) $ / loan
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	$ 308,364	$ 267,358
Mortgages held for sale, carried at fair value	22,042	13,539
Loans	758	5,316
Mortgage servicing rights	12,959	12,415
Fair Value Inputs [Abstract]
Aggregate Fair Value Of Derivative Loan Commitments Net Asset (Liability)	$ (6)	$ 56
Interest rate contract [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	0.10%	0.10%
Loss severity	50.00%	50.00%
Prepayment rate	2.80%	0.30%
Interest rate contract [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	6.80%	9.60%
Loss severity	50.00%	50.00%
Prepayment rate	12.50%	2.50%
Interest rate contract [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	2.10%	2.60%
Loss severity	50.00%	50.00%
Prepayment rate	9.60%	2.20%
Derivative Loan Commitments [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Fall-out factor	1.00%	1.00%
Initial-value servicing	(0.23%)	(0.306%)
Derivative Loan Commitments [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Fall-out factor	99.00%	99.00%
Initial-value servicing	1.312%	1.27%
Derivative Loan Commitments [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Fall-out factor	15.00%	18.80%
Initial-value servicing	0.568%	0.415%
Equity contract [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Weighted average life	1 year	6 months
Conversion factor	(10.60%)	(10.60%)
Equity contract [Member] | Minimum [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Correlation factor	(65.00%)	(77.00%)
Volatility factor	6.50%	6.50%
Equity contract [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Weighted average life	3 years	2 years
Conversion factor	0.00%	0.00%
Equity contract [Member] | Maximum [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Correlation factor	98.50%	98.50%
Volatility factor	100.00%	91.30%
Equity contract [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Weighted average life	2 years	1 year 6 months
Conversion factor	(7.90%)	(8.10%)
Equity contract [Member] | Weighted Average [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Correlation factor	39.90%	66.00%
Volatility factor	20.70%	24.20%
Credit contract [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(27.70%)	(53.60%)
Credit contract [Member] | Minimum [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Assumptions, Credit Spread	0.00%	0.00%
Fair Value Inputs [Abstract]
Loss severity	12.00%	13.00%
Credit contract [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	21.30%	18.20%
Credit contract [Member] | Maximum [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Assumptions, Credit Spread	11.60%	19.90%
Fair Value Inputs [Abstract]
Loss severity	60.00%	73.00%
Credit contract [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	0.02%	(0.60%)
Credit contract [Member] | Weighted Average [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Assumptions, Credit Spread	1.20%	1.60%
Fair Value Inputs [Abstract]
Loss severity	50.40%	49.60%
Government, healthcare and other revenue bonds [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	1.10%	0.80%
Government, healthcare and other revenue bonds [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	5.60%	5.60%
Government, healthcare and other revenue bonds [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	2.00%	1.90%
Auction rate and other municipal bonds [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.70%	0.80%
Weighted average life	3 years 7 months	1 year
Auction rate and other municipal bonds [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	4.90%	4.50%
Weighted average life	3 years 7 months	10 years
Auction rate and other municipal bonds [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	4.50%	2.00%
Weighted average life	3 years 7 months	4 years 8 months 12 days
Collateralized loan and other debt obligations [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(15.50%)	(20.00%)
Collateralized loan and other debt obligations [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	20.30%	20.30%
Collateralized loan and other debt obligations [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	2.90%	2.90%
Diversified payment rights [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	1.90%	1.00%
Diversified payment rights [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	4.80%	5.00%
Diversified payment rights [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.30%	3.20%
Other commercial and consumer [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.00%	2.50%
Weighted average life	9 months	1 year
Other commercial and consumer [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	4.60%	6.30%
Weighted average life	4 years 2 months	9 years 4 months 25 days
Other commercial and consumer [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.90%	3.80%
Weighted average life	2 years 11 months	4 years 3 months 18 days
Mortgages held for sale [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	1.10%	1.10%
Default rate	0.50%	0.50%
Loss severity	0.10%	0.10%
Prepayment rate	6.30%	2.60%
Mortgages held for sale [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(53.30%)	(53.30%)
Mortgages held for sale [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	6.90%	6.30%
Default rate	7.90%	13.70%
Loss severity	42.50%	22.70%
Prepayment rate	17.10%	9.60%
Mortgages held for sale [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	0.00%	0.00%
Mortgages held for sale [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	5.10%	4.70%
Default rate	1.90%	3.60%
Loss severity	26.90%	11.20%
Prepayment rate	10.00%	6.40%
Mortgages held for sale [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(37.80%)	(32.60%)
Loans [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	0.00%	0.00%
Prepayment rate	0.40%	0.20%
Utilization rate	0.00%	0.00%
Loans [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.90%	3.90%
Prepayment rate	100.00%	100.00%
Utilization rate	0.80%	0.80%
Loans [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	0.60%	3.10%
Prepayment rate	83.70%	14.60%
Utilization rate	0.10%	0.30%
Residential mortgage servicing rights [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	6.50%	6.80%
Prepayment rate	9.40%	10.10%
Cost to service per loan | $ / loan	79	70
Residential mortgage servicing rights [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	18.40%	11.80%
Prepayment rate	20.60%	18.90%
Cost to service per loan | $ / loan	598	599
Residential mortgage servicing rights [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	6.80%	7.30%
Prepayment rate	10.30%	11.40%
Cost to service per loan | $ / loan	155	168
Other assets: nonmarketable equity investments [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	5.00%
Volatility factor	0.30%
Other assets: nonmarketable equity investments [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(22.10%)	(19.10%)
Other assets: nonmarketable equity investments [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	10.30%
Volatility factor	2.40%
Other assets: nonmarketable equity investments [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(5.50%)	(5.50%)
Other assets: nonmarketable equity investments [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	8.70%
Volatility factor	1.10%
Other assets: nonmarketable equity investments [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(16.40%)	(15.10%)
Recurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	$ 308,364	$ 267,358
Financial and Nonfinancial Liabilities, Fair Value Disclosure	30,875	29,620
Mortgages held for sale, carried at fair value	22,042	13,539
Loans	758	5,316
Mortgage servicing rights	12,959	12,415
Recurring [Member] | U.S. states and political subdivisions [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	51,101	49,990
Recurring [Member] | Collateralized loan and other debt obligations [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	35,020	30,967
Recurring [Member] | Asset-backed securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	6,207	5,901
Recurring [Member] | Auto loans and leases [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	9	15
Recurring [Member] | Other asset-backed securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	5,871	5,472
Recurring [Member] | Equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	1,211	1,637
Recurring [Member] | Perpetual preferred securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	469	918
Fair Value, Inputs, Level 3 [Member] | Recurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	3,505	3,726
Financial and Nonfinancial Liabilities, Fair Value Disclosure	1,708	1,498
Mortgages held for sale, carried at fair value	985	1,082
Loans	758	5,316
Mortgage servicing rights	12,959	12,415
Total insignificant level 3 assets, net of liabilities	570	493
Fair Value Inputs [Abstract]
Assets, Fair Value Disclosure	23,463	27,641
Assets, Fair Value Disclosure, Net of Liabilities	21,755	26,143
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Interest rate contract [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	127	230
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Derivative Loan Commitments [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	(6)	58
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Equity contract [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	79	72
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Equity contract [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	(346)	(183)
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Credit contract [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	(28)	(9)
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Credit contract [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	105	6
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | U.S. states and political subdivisions [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	1,140	1,500
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	906	1,213
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities		51
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Auction rate and other municipal bonds [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	29	244
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Auction rate and other municipal bonds [Member] | Vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	208
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Collateralized loan and other debt obligations [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	879	565
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Collateralized loan and other debt obligations [Member] | Vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	879	565
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Collateralized loan and other debt obligations [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	309	343
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Asset-backed securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	962	1,182
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Auto loans and leases [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	0	0
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other asset-backed securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	962	1,182
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Diversified payment rights [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	443	608
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other commercial and consumer [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	492	508
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other commercial and consumer [Member] | Vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	27	66
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	0	0
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Perpetual preferred securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	0	0
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale, carried at fair value	955	1,033
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Mortgages held for sale [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale, carried at fair value	30	49
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Loans [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans	758	5,316
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Residential mortgage servicing rights [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	12,959	12,415
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other assets: nonmarketable equity investments [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Other assets: nonmarketable equity investments	21
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other assets: nonmarketable equity investments [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Other assets: nonmarketable equity investments	3,238	3,065
Fair Value, Inputs, Level 2 [Member] | Derivative [Member]
Fair Value Inputs [Abstract]
Aggregate Fair Value Of Derivative Loan Commitments Net Asset (Liability)		2
Fair Value, Inputs, Level 2 [Member] | Recurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	281,078	229,557
Financial and Nonfinancial Liabilities, Fair Value Disclosure	89,273	83,031
Mortgages held for sale, carried at fair value	21,057	12,457
Loans	0	0
Mortgage servicing rights	0	0
Fair Value Inputs [Abstract]
Assets, Fair Value Disclosure	422,888	357,215
Fair Value, Inputs, Level 2 [Member] | Recurring [Member] | U.S. states and political subdivisions [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	49,961	48,490
Fair Value, Inputs, Level 2 [Member] | Recurring [Member] | Collateralized loan and other debt obligations [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	34,141	30,402
Fair Value, Inputs, Level 2 [Member] | Recurring [Member] | Asset-backed securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	5,245	4,719
Fair Value, Inputs, Level 2 [Member] | Recurring [Member] | Auto loans and leases [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	9	15
Fair Value, Inputs, Level 2 [Member] | Recurring [Member] | Other asset-backed securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	4,909	4,290
Fair Value, Inputs, Level 2 [Member] | Recurring [Member] | Equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	358	484
Fair Value, Inputs, Level 2 [Member] | Recurring [Member] | Perpetual preferred securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	$ 357	$ 484
Non modified loans [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Cost to service per loan | $ / loan	79	70
Non modified loans [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Cost to service per loan | $ / loan	293	335
Collateralized Debt Obligations [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale Securities	$ 847	$ 257